Adaptive Allocation Fund
ADAPTIVE ALLOCATION FUND
Investment Objectives:
The Fund’s investment objectives are to provide growth and risk-adjusted total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Adaptive Allocation Fund	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Adaptive Allocation Fund		Class A Shares	Class C Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.56%	0.56%
Acquired Fund Fees and Expenses	[1]	0.41%	0.41%
Total Annual Fund Operating Expenses		2.22%	2.97%
[1]	Acquired Fund Fees and Expenses reflect the Fund's indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights table because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Adaptive Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	689	1,136	1,608	2,908
Class C Shares	300	918	1,562	3,290

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended January 31, 2013, the Fund’s portfolio turnover rate was 377% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objectives by allocating assets in a combination of (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), (3) exchange-traded notes (“ETNs”), (4) closed-end investment companies (collectively “Underlying Funds”), and (5) equity and debt securities, including American Depositary Receipts (“ADRs”) using the adviser’s proprietary technical and fundamental screening models. Although the Fund’s strategy is focused primarily on the capital appreciation component of its total return objective, the income component of the objective is derived primarily from interest income from fixed income securities, and stock dividends. The phrase “risk-adjusted” in the Fund’s objective refers to the goal of enhancing total return by reducing loses when markets are declining. The Fund defines equity securities as common and preferred stock, convertible securities, warrants, and ADRs for common and preferred stocks. The Fund may also establish short positions through short sales in equity securities or by investing in inverse funds when the adviser anticipates a decline in the market price of a security or other asset class. The Fund’s adviser selects securities from issuers of any market capitalization, credit quality or country. The Fund may invest in fixed income securities that are sometimes referred to as “high yield” or “junk” bonds. The Fund defines high yield bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“ S&P ”), or if unrated, determined by the adviser to be of similar quality. Such securities are considered speculative investments that carry greater risk of default.

The Underlying Funds include high beta index funds (“HBIFs”), which are mutual funds and ETFs that typically track an equity or fixed income index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. HBIFs are more volatile than the benchmark index they track and typically don’t invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis. For example, if a HBIF’s current benchmark is 200% of the S & P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S & P 500 Index goes up 5% then the HBIF’s value should go up 10%). When the value of the underlying index declines, the value of the HBIF’s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S & P 500 Index goes down 5% then the value of the HBIF should go down 10%). The Underlying Funds may also invest in alternative asset classes, such as real estate investment trusts (“REITs”), energy master limited partnerships (“MLPs”) and commodities or commodity-linked securities, including gold securities. Some of the alternative Underlying Funds may use alternative investment strategies, such as market neutral or long/short strategies.

The Fund may invest in foreign markets. The Underlying Funds may include mutual funds and ETFs which invest primarily in foreign equity or fixed income securities, including emerging market ETFs and foreign bond funds. The Underlying Funds may invest primarily in a single country (such as Japan) while others may invest in certain regions (such as Europe). The Fund may also invest in ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank or trust as a substitute for direct ownership of the foreign security. The Fund typically will not invest more than 30% of its net assets directly in foreign securities.

The adviser uses proprietary models to determine the types and amounts of securities in the Fund’s portfolio. The models used are primarily technical; however fundamental models may also be used to a lesser extent. The technical models are proprietary trading strategies based on applying certain mathematical properties (such as linear regressions and weighted moving averages) to the value of a stock category or index (such as the S & P 500, Russell 2000, NASDAQ Composite, MSCI EAFE, Nikkei 225, MSCI Emerging Markets, Alerian MLP, Gold Price or REIT Index) or a bond category or index (such as inflation-protected securities, municipal bonds, corporate bonds, or foreign bonds). The technical models seek to invest in the market when the trends suggest lower risk and not invest in the market when the trends suggest higher risk. The adviser uses the models to seek optimum returns relative to reduced risk for the Fund. The fundamental models are proprietary trading strategies that search a monthly database of profit/loss and balance sheet figures to identify investment candidates. Such figures include, but are not limited to, revenue, earnings, margins, total return, income and p/e ratio. The fundamental models are used to select all of the Fund’s direct investments in stocks and the technical models are generally used to select Underlying Funds. The proportion of Fund assets invested under either type of model will vary with the adviser’s investment allocation and risk reduction strategies, as well as with market conditions. Generally, securities are purchased to fulfill the adviser’s asset allocation targets and specific equity securities are selected based upon the adviser’s fundamental screening criteria (e.g. revenue, earnings, margins, total return, income, p/e ratio, etc.). Securities are sold when they no longer meet the adviser’s fundamental criteria, stop-loss limits are reached, or to rebalance asset class allocations. The adviser may sell common stock short when it believes the value of the company’s stock will depreciate and covers (buys back) the shares when a target price has been reached. The adviser’s use of its proprietary models typically results in active trading and the adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

Although current income is not the Fund’s primary focus, it may invest in Underlying Funds that, in turn, invest in long, medium, or short-term bonds, foreign bonds, and other fixed income securities of varying credit quality, whenever the adviser believes they offer a potential for capital appreciation, for example high yield bond funds. Typically, the Fund will not invest directly in bonds and other fixed income securities. However, if warranted pursuant to the adviser’s proprietary investment models, the Fund may pursue such direct investments to the extent the adviser deems them consistent with the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Commodity Risk. Because certain Underlying Funds may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such Underlying Funds. An Underlying Fund’s investment in commodities or commodity-linked derivative instruments may subject the Underlying Fund (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage.

• Credit Risk: There is a risk that note issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: The Fund may invest directly or through Underlying Funds in derivatives (including options, futures and options on futures) to invest or to hedge. The Fund’s or an Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Emerging Market Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or Underlying Funds that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• ETN Risk: ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodity risk and credit risk.

• Fixed Income Risk: The value of the Fund’s investments in fixed income securities whether held directly or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. In addition, Underlying Funds may invest in high yield bonds sometimes referred to as “junk bonds.” These bonds are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities.

• Foreign Risk: When the Fund invests in foreign securities directly or through ADRs or Underlying Funds, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular U.S. company or U.S. market sector. Foreign securities typically have less financial disclosure than U.S. securities and may expose the Fund to tax, currency exchange rate and repatriation risks.

• Issuer-Specific Risks: The price of an individual security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.

• Management Risk: The adviser’s dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

• MLP Risk: The Underlying Funds’ investments in MLPs involve risks different from those of investing in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

• Portfolio Turnover Risk: As to the portion of the portfolio invested in ETFs, closed-end investment companies, equities and fixed income securities, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The adviser’s investment style will likely result in most capital gains within the portfolio being realized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.

• REIT Risk. The Underlying Funds’ investments in REITs may decline in value because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market.

• Short Sale Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class C shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A shares, which are not presented, will vary from the returns for Class C shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index that reflects the performance of funds with similar investment strategies. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-263-9260 or visiting www.unusualfund.com.

Class C Annual Total Return For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2009	18.86%
Worst Quarter:	1st Quarter 2009	(10.20)%
The total return for Class C shares from January 1, 2013 to March 31, 2013 was 6.11%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Adaptive Allocation Fund		Label	One Year	Five Years	Since Inception		Inception Date
Class C Shares		Return before taxes	(7.07%)	0.24%	(0.16%)		Feb. 24, 2006
Class C Shares Return after taxes on distributions			(7.55%)	0.08%	(0.29%)
Class C Shares Return after taxes on distributions and sale of Fund shares			(4.86%)	0.16%	(0.17%)
Class A Shares		Return before taxes	(6.38%)	none	(0.35%)	[1]	Mar. 25, 2010
Standard & Poor's 500 Index	[2]		16.00%	1.66%	3.67%
HFRI Macro: Systematic Diversified Index	[3]		(2.51%)	3.68%	5.68%	[4]
[1]	Since March 25, 2010.
[2]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends.
[3]	The HFRI Macro Systematic Diversified Index tracks strategies using investment procedures that identify market opportunities containing trending or momentum characteristics across asset classes and other instruments. These strategies normally focus on instruments that are highly liquid with short holding periods. These strategies typically would expect to have no greater than a 35% investment in either dedicated currency or commodity exposures over a given market cycle.
[4]	Since February 28, 2006.

Unlike the Fund’s returns, the S & P 500 ® Index and the HFRI Macro Systematic Diversified Index do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Class A shares, which commenced operations March 25, 2010, are not presented and, will vary from the after-tax returns for Class C shares.